UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [    ] Amendment Number:
This Amendment:		[    ]  is a restatement.
			[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Trusco Capital Management, Inc.
Address:	50 Hurt Plaza, Suite 1400
		Atlanta, GA 30303

13F File Number: 28-11308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patrick A. Paparelli
Title:		Managing Director
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Robin Divers for Patrick Paparelli   Richmond, VA	April 30, 2007

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.

[ X ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

List of Other Managers Reporting for this Manager:
28-04696    SunTrust Banks, Inc.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	    0
Form 13F Information Table Entry Total:	    0
Form 13F Information Table Value Total:	    $0 (x1000)


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